Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners Small Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection in the health care sector boosted the Fund's relative returns most over the period. Selections within the biotechnology, health care equipment and supplies, and pharmaceuticals industries were the most beneficial to relative returns.
Allocations
| The Fund’s overweight to the information technology sector contributed positively to the Fund’s relative return over the period.
Individual holdings
| Positions in Credo Technology Group Holding Co., a technology company that designs connectivity solutions; Vericel Corporation, a biotechnology company that develops therapeutics; and Aris Water Solutions, Inc., a water infrastructure company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selection within the information technology sector detracted most from the Fund’s relative returns.
Allocations
| The Fund’s underweight to the financials sector and holding a small amount of cash both detracted from returns, relative to the benchmark.
Individual holdings
| Not owning Super Micro Computer, a hardware manufacturer benefiting from global demand for artificial intelligence, was the single largest relative detractor over the period. Not owning MicroStrategy Incorporated, a software company, also detracted from relative results. Fund positions in FTAI Aviation Ltd., an infrastructure company; Sprouts Farmers Market, Inc., a supermarket chain; and Rocket Lab USA, Inc., an aerospace manufacturer, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	19.04	6.38	6.60
Russell 2000 ® Growth Index	15.15	6.86	8.09
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.
Material Change Date	Dec. 16, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 353,168,978
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 4,115,636
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 353,168,978
Total number of portfolio holdings	1,150
Management services fees (represents 0.86% of Fund average net assets)	$ 4,115,636
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund. In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).

Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).
Material Fund Change Adviser [Text Block]	Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Variable Portfolio – Partners Small Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection in the health care sector boosted the Fund's relative returns most over the period. Selections within the biotechnology, health care equipment and supplies, and pharmaceuticals industries were the most beneficial to relative returns.
Allocations
| The Fund’s overweight to the information technology sector contributed positively to the Fund’s relative return over the period.
Individual holdings
| Positions in Credo Technology Group Holding Co., a technology company that designs connectivity solutions; Vericel Corporation, a biotechnology company that develops therapeutics; and Aris Water Solutions, Inc., a water infrastructure company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selection within the information technology sector detracted most from the Fund’s relative returns.
Allocations
| The Fund’s underweight to the financials sector and holding a small amount of cash both detracted from returns, relative to the benchmark.
Individual holdings
| Not owning Super Micro Computer, a hardware manufacturer benefiting from global demand for artificial intelligence, was the single largest relative detractor over the period. Not owning MicroStrategy Incorporated, a software company, also detracted from relative results. Fund positions in FTAI Aviation Ltd., an infrastructure company; Sprouts Farmers Market, Inc., a supermarket chain; and Rocket Lab USA, Inc., an aerospace manufacturer, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	18.70	6.11	6.33
Russell 2000 ® Growth Index	15.15	6.86	8.09
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund's performance prior to December 2024 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.
Material Change Date	Dec. 16, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 353,168,978
Holdings Count | Holding	1,150
Advisory Fees Paid, Amount	$ 4,115,636
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 353,168,978
Total number of portfolio holdings	1,150
Management services fees (represents 0.86% of Fund average net assets)	$ 4,115,636
Portfolio turnover for the reporting period	83%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Applied Industrial Technologies, Inc.	1.4%
RadNet, Inc.	1.4%
Glaukos Corp.	1.3%
Casella Waste Systems, Inc., Class A	1.3%
Sterling Infrastructure, Inc.	1.2%
Carpenter Technology Corp.	1.3%
Clearwater Analytics Holdings, Inc., Class A	1.2%
HealthEquity, Inc.	1.2%
CyberArk Software Ltd.	1.2%
CommVault Systems, Inc.	1.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund. In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).

Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's prospectus was supplemented to identify additional risks relating to frequent trading (the risk that the Fund may incur higher brokerage and other transaction costs) and passive investment risk (the risk that the sleeve that seeks to track the Index may be affected by a general decline in the value of the Index).
Material Fund Change Adviser [Text Block]	Effective December 16, 2024, Scout Investments, Inc. no longer serves as a subadviser to the Fund. Columbia Management Investment Advisers, LLC (Columbia Management), the Fund’s investment manager, pursues the Fund’s investment objective by allocating a portion of the Fund’s assets, or sleeve, to a subadviser that employs an active investment strategy, and by directly managing a sleeve that seeks to track the Index. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature